[Western Reserve Life Assurance Co. of Ohio]

January 30, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Janus Annuity

WRL Series Annuity Account B

Western Reserve Life Assurance Co. of Ohio

(File No. 33-63246)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements, statement of additional information, and Exhibits dated January 30, 2009 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/Darin D. Smith

Darin D. Smith

General Counsel

cc:	Frederick R. Bellamy, Esq.